Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of September 30, 2021	$2,622,644
Goodwill resulting from acquisitions(1)	48,395
Other	(8,214)
As of September 30, 2022	$2,662,825
Goodwill resulting from acquisitions(2)	86,216
As of September 30, 2023	$2,749,041

(1)
Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.
(2)
Mainly relates to the acquisitions of the service assurance business of TEOCO and ProCom Consulting, see also Note 3. In allocating the total preliminary purchase price for the service assurance business of TEOCO, based on estimated fair values, the Company recorded $58,234 of goodwill, $40,015 of core technology to be amortized over approximately five years, $6,219 of customer relationships to be amortized over approximately six years. In allocating the total preliminary purchase price for ProCom Consulting, based on estimated fair values, the Company recorded $27,330 of goodwill, $18,439 of customer relationships to be amortized over approximately six years and $864 of trade mark to be amortized over approximately one year.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. Where a quantitative impairment test is necessary, in calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2023, 2022 or 2021.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2023
Core technology	$939,732	$(875,336)	$64,396
Customer relationships	732,580	(619,232)	113,348
Other	48,404	(44,609)	3,795
Total	$1,720,716	$(1,539,177)	$181,539
September 30, 2022
Core technology	$898,448	$(837,404)	$61,044
Customer relationships	703,824	(591,119)	112,705
Other	47,540	(42,977)	4,563
Total	$1,649,812	$(1,471,500)	$178,312

The amortization expenses related to the Company’s definite-lived purchased intangible assets were $67,677, $97,088 and $83,816 for the years ended 2023, 2022 and 2021, respectively.

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2023 is as follows:

Amount
Fiscal year:
2024	$52,679
2025	47,868
2026	34,959
2027	23,610
2028	16,748
Thereafter	5,675
Total	$181,539